PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
PREPAID EXPENSES AND OTHER RECEIVABLES
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]

	June 30,	March 31,
	2019	2019
	$	$
Prepaid expenses and other receivables	75,780	92,170
Prepaid inventory	939,593	1,144,392
Prepaid insurance	160,787	66,320
Sales taxes receivable (i)	18,567	52,150
	1,194,727	1,355,032
i)	Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.

	March 31, 2019	March 31, 2018
	$	$
Prepaid expenses and other receivables	92,170	86,957
Prepaid inventory	1,144,392	301,104
Prepaid insurance	66,320	36,497
Sales taxes receivable (i)	52,150	9,097
	1,355,032	433,655

i)    Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.